COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	May 01, 2026	Jan. 09, 2026	Jan. 02, 2026	Feb. 19, 2025	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 06, 2026
Long-Term Purchase Commitment [Line Items]
Payments for legal settlements						$ 1,700,000
Payments for legal settlements not yet received						$ 950,000
Accrued expenses and other current liabilities	$ 950,000						$ 950,000		$ 950,000		$ 950,000	$ 950,000
Accounts receivables									$ (21,183,836)	$ 7,364,394	$ 19,948,508
Common stock, par value	$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Consulting payment	$ 2,041,667				$ 1,500,000		$ 3,544,729	$ 11,277,307	$ 6,178,735	$ 11,853,942	$ 15,559,033
Other receivables	$ 950,000						$ 950,000		$ 950,000		$ 1,076,080
Common Class A [Member]
Long-Term Purchase Commitment [Line Items]
Common stock, par value	$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Phillips 66 [Member]
Long-Term Purchase Commitment [Line Items]
Purchase commitment description									On May 23, 2017, New Rise Reno entered into the P66 Agreement whereby Phillips 66 would sell to New Rise Reno 100% of the feedstocks required for the production of renewable diesel at the New Rise Reno facility and purchase from New Rise Reno 100% of the renewable diesel produced at the facility, in both cases expected to be approximately 2,000 barrels per day; renewable diesel is a biofuel that is chemically equivalent to petroleum diesel and can be used as a “drop-in fuel” which means it can be used in existing diesel engines without the need for modification. Under terms of the agreement, feedstock was supplied to New Rise Reno at spot pricing plus transportation, terminal, and logistics expenses plus a per gallon fixed fee. For the sale of renewable diesel, Phillips 66 purchased 100% of the renewable diesel at a price per gallon based on current index prices for renewable diesel and other tax-based credits.
Accounts receivables									$ 1,655,291
Transition Agreement [Member] | Simon Oxley [Member]
Long-Term Purchase Commitment [Line Items]
Restricted stock units			5,246,260
Unpaid salary and fringe benefits			$ 81,500
Transition Agreement [Member] | Simon Oxley [Member] | Common Class A [Member]
Long-Term Purchase Commitment [Line Items]
Common stock, par value			$ 0.0001
Separation Agreement [Member] | Deep Singal [Member]
Long-Term Purchase Commitment [Line Items]
Restricted stock units				425,675
Unpaid salary and fringe benefits				$ 19,640
Separation Agreement [Member] | Deep Singal [Member] | Common Class A [Member]
Long-Term Purchase Commitment [Line Items]
Common stock, par value				$ 0.0001
Separation Agreement [Member] | Jae Ryu [Member]
Long-Term Purchase Commitment [Line Items]
Restricted stock units				928,245
Unpaid salary and fringe benefits				$ 31,874
Separation Agreement [Member] | Jae Ryu [Member] | Common Class A [Member]
Long-Term Purchase Commitment [Line Items]
Common stock, par value				$ 0.0001
Consulting Agreement [Member] | Pamela Abowd [Member]
Long-Term Purchase Commitment [Line Items]
Consulting payment		$ 160,000
Consulting payment installment amount		$ 40,000
Nonrelated Party [Member]
Long-Term Purchase Commitment [Line Items]
Other receivables	$ 950,000						$ 950,000		$ 950,000		$ 950,000
Other receivables											$ 1,076,080	$ 950,000